Derivatives	3 Months Ended
Mar. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives
Note 7 - Derivatives

Commodity Derivatives

The Company utilizes derivative instruments to minimize the variability in cash flow due to commodity price movements.  The Company has historically entered into derivative instruments such as swap contracts, put options and collars to economically hedge its forecasted oil, natural gas and NGL sales.  The Company did not designate any of these contracts as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings.  See Note 8 for fair value disclosures about oil and natural gas commodity derivatives.

The following table summarizes open positions as of March 31, 2012, and represents, as of such date, derivatives in place through December 31, 2016, on annual production volumes:

	April 1 - December 31, 2012	2013	2014	2015	2016
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	55,416	81,815	90,904	99,937	20,240
Average price ($/MMBtu)	$5.40	$5.31	$5.35	$5.43	$4.06
Puts: (1)
Hedged volume (MMMBtu)	49,984	64,298	56,998	58,714	24,297
Average price ($/MMBtu)	$5.48	$5.49	$5.00	$5.00	$5.00
Total:
Hedged volume (MMMBtu)	105,400	146,113	147,902	158,651	44,537
Average price ($/MMBtu)	$5.44	$5.39	$5.21	$5.27	$4.57

Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	6,508	9,523	9,523	10,070	-
Average price ($/Bbl)	$97.57	$98.19	$95.67	$98.38	$-
Puts:
Hedged volume (MBbls)	1,742	2,440	513	-	-
Average price ($/Bbl)	$100.00	$100.00	$100.00	$-	$-
Total:
Hedged volume (MBbls)	8,250	11,963	10,036	10,070	-
Average price ($/Bbl)	$98.08	$98.56	$95.89	$98.38	$-

Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	56,191	77,800	79,388	87,162	19,764
Hedged differential ($/MMBtu)	$(0.56)	$(0.56)	$(0.33)	$(0.33)	$(0.31)
MichCon basis swaps:
Hedged volume (MMMBtu)	7,315	9,600	9,490	9,344	-
Hedged differential ($/MMBtu)	$0.12	$0.10	$0.08	$0.06	$-
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	4,190	5,731	5,256	4,891	4,575
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$(0.10)
Permian basis swaps:
Hedged volume (MMMBtu)	3,410	4,636	4,891	5,074	-
Hedged differential ($/MMBtu)	$(0.19)	$(0.20)	$(0.21)	$(0.21)	$-

Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	4,617	6,315	6,315	840	-
Hedged differential ($/Bbl)	$0.21	$0.21	$0.21	$0.17	$-

(1)
Includes certain outstanding natural gas puts of approximately 7,964 MMMBtu for the period April 1, 2012, through December 31, 2012, 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps on 14,750 Bbls of daily production which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2016, December 31, 2017, and December 31, 2018, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year.  The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions.  In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").

During the three months ended March 31, 2012, the Company entered into commodity derivative contracts consisting of oil and natural gas swaps and puts for April 2012 through December 2016, and paid premiums for put options of approximately $178 million.  Also during the three months ended March 31, 2012, the Company entered into natural gas basis swaps for April 2012 through December 2016.

Settled derivatives on natural gas production for the three months ended March 31, 2012, included volumes of 23,642 MMMBtu, at an average contract price of $5.84 per MMBtu.  Settled derivatives on oil production for the three months ended March 31, 2012, included volumes of 2,578 MBbls at an average contract price of $97.93 per Bbl.  Settled derivatives on natural gas production for the three months ended March 31, 2011, included volumes of 16,072 MMMBtu, at an average contract price of $8.25 per MMBtu.  Settled derivatives on oil production for the three months ended March 31, 2011, included volumes of 1,807 MBbls at an average contract price of $84.20 per Bbl.  The natural gas derivatives are settled based on the closing price of NYMEX natural gas on the last trading day for the delivery month, which occurs on the third business day preceding the delivery month, or the relevant index prices of natural gas published in Inside FERC's Gas Market Report on the first business day of the delivery month.  The oil derivatives are settled based on the average closing price of NYMEX light crude oil for each day of the delivery month.

Balance Sheet Presentation

The Company's commodity derivatives are presented on a net basis in "derivative instruments" on the condensed consolidated balance sheets.  The following summarizes the fair value of derivatives outstanding on a gross basis:

	March 31, 2012	December 31, 2011
	(in thousands)
Assets:
Commodity derivatives	$1,092,739	$880,175

Liabilities:
Commodity derivatives	$412,344	$320,835

By using derivative instruments to economically hedge exposures to changes in commodity prices, the Company exposes itself to credit risk and market risk.  Credit risk is the failure of the counterparty to perform under the terms of the derivative contract.  When the fair value of a derivative contract is positive, the counterparty owes the Company, which creates credit risk.  The Company's counterparties are current participants or affiliates of participants in its Credit Facility or were participants or affiliates of participants in its Credit Facility at the time it originally entered into the derivatives.  The Credit Facility is secured by the Company's oil and natural gas reserves; therefore, the Company is not required to post any collateral.  The Company does not receive collateral from its counterparties.  The maximum amount of loss due to credit risk that the Company would incur if its counterparties failed completely to perform according to the terms of the contracts, based on the gross fair value of financial instruments, was approximately $1.1 billion at March 31, 2012.  The Company minimizes the credit risk in derivative instruments by: (i) limiting its exposure to any single counterparty; (ii) entering into derivative instruments only with counterparties that meet the Company's minimum credit quality standard, or have a guarantee from an affiliate that meets the Company's minimum credit quality standard; and (iii) monitoring the creditworthiness of the Company's counterparties on an ongoing basis.  In accordance with the Company's standard practice, its commodity derivatives are subject to counterparty netting under agreements governing such derivatives and therefore the risk of loss is somewhat mitigated.

Gains (Losses) on Derivatives

Gains and losses on derivatives, including realized and unrealized gains and losses, are reported on the condensed consolidated statements of operations in "gains (losses) on oil and natural gas derivatives."  Realized gains (losses), excluding canceled derivatives, represent amounts related to the settlement of derivative instruments and are aligned with the underlying production.  Unrealized gains (losses) represent the change in fair value of the derivative instruments and are noncash items.

The following presents the Company's reported gains and losses on derivative instruments:

	Three Months Ended March 31,
	2012	2011
	(in thousands)
Realized gains:
Commodity derivatives	$55,255	$55,809
Unrealized losses:
Commodity derivatives	(53,224)	(425,285)
Total gains (losses):
Commodity derivatives	$2,031	$(369,476)